Schedule of accrued expenses and other payables (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Salary and fees due to directors	$ 171,696	$ 427,896
Director [Member]
Short-term advances from directors			$ 410,548	$ 541,636